Document and Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2018	Apr. 16, 2019	Jun. 30, 2018
Document And Entity Information
Entity Registrant Name	IIOT-OXYS, Inc.
Entity Central Index Key	0001290658
Document Type	POS AM
Document Period End Date	Dec. 31, 2018
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Non-accelerated Filer
Entity Public Float			$ 62,472,267
Entity Common Stock, Shares Outstanding		41,810,324
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2018